Borrowings - Additional Information (Detail) - Unsecured revolving bank loans [member]	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.76%	0.80%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.10%	4.79%